Subsequent Events (Details) - USD ($)		3 Months Ended	9 Months Ended
	Jan. 06, 2022	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Gross proceeds			$ 3,176,000
Convertible preferred stock and warrants		$ 7,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Partially exercised over-allotment option	267,159
Private place units issued	26,716
Gross proceeds	$ 2,900,000
Founders shares	214,460
Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Convertible preferred stock and warrants		$ 3,000,000